Corporate information	12 Months Ended
Dec. 31, 2019
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Corporate information
1. Corporate information
Mereo BioPharma Group plc (the “Company”) is a clinical-stage, U.K.-based biopharmaceutical company focused on oncology and rare diseases.
The Company is a public limited company incorporated and domiciled in the U.K., and registered in England, with our shares publicly traded on the Alternative Investment Market of the London Stock Exchange under the ticker symbol MPH. The Company is also listed on the Nasdaq Global Market via American Depositary Shares (“ADSs”) under the ticker symbol MREO. The Company’s registered office is located at Fourth Floor, 1 Cavendish Place, London, W1G 0QF, United Kingdom.
The consolidated financial statements of Mereo BioPharma Group plc and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2019 were authorized for issue in accordance with a resolution of the Directors on [April] [•], 2020]. The principal activities of the Group is the research and development of novel pharmaceutical products.
On April 23, 2019, the Group completed the acquisition of OncoMed Pharmaceuticals, Inc. (“OncoMed”), a company which is based in California and was previously a public company listed on the Nasdaq Global Market in the U.S.